Cover - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-41658
Entity Registrant Name	Lucas GC Limited
Entity Central Index Key	0001954694
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room 5A01, 4th Floor
Entity Address, Address Line Two	Air China Building, Xiaoyun Road
Entity Address, Address Line Three	Sanyuanqiao
Entity Address, City or Town	Chaoyang District
Entity Address, Country	CN
Entity Address, Postal Zip Code	100027
Title of 12(b) Security	Ordinary shares, par value US$0.000005 per share
Trading Symbol	LGCL
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	79,467,057
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	6907	5395
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of Lucas GC Limited and its subsidiaries (the “Company”) as of December 31, 2024, the related consolidated statements of income and comprehensive income, changes in shareholders’ equity and cash flows for the year ended December 31, 2024 and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024, and the results of its operations and its cash flows for the year ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Auditor Name	Enrome LLP	Marcum Asia CPAs LLP
Auditor Location	Singapore	New York, New York
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Room 5A01, 4th Floor
Entity Address, Address Line Two	Air China Building, Xiaoyun Road
Entity Address, Address Line Three	Sanyuanqiao
Entity Address, City or Town	Chaoyang District
Entity Address, Country	CN
Entity Address, Postal Zip Code	100027
City Area Code	(86)
Local Phone Number	18500976532
Contact Personnel Name	Howard Lee